Schedule of Options and Equity Estimated Based on Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Risk-free interest rate	4.37%
Expected dividend yield
Expected life	10 years	10 years
Expected volatility	99.91%
Weighted average grant date fair value for options issued	$0.43 per option for 400,000 options	$0.51 per option for 850,000 options
Minimum [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate		1.74%
Expected volatility		98.43%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate		3.88%
Expected volatility		107.18%